Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments and other current assets
Schedule of prepayment and other current assets

		As of December 31,
		2022	2023
		RMB	RMB	US$
Prepaid service fee		15,340	12,554	1,768
VAT and other surcharges		2,552	2,023	285
Investment in a convertible loan	(i)	4,632	—	—
Loans granted to equity investees	(ii)	3,000	—	—
Office rental deposit		199	1,629	229
Prepaid media cost		900	436	61
Receivables from sales of shares on behalf of employees		73	13	2
Others		3,705	3,570	504
Total prepayments and other current assets		30,401	20,225	2,849
(i)	The Company exercised its right to convert the outstanding loan to equity in the investee. As of December 31, 2023, the conversion has not been completed and the investment has been reclassified to “Other non-current assets”.
(ii)	The Company recognized credits losses on loans receivable of RMB6,000 for the year ended December 31, 2023, consisting of RMB3,000 of loans previously granted to equity investees classified as current assets, RMB2,000 of loans previously granted to equity investees classified as non-current assets and RMB1,000 of loans granted to equity investees in 2023.